Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before income tax	$ 151,019	$ 178,514	$ 120,283
Adjustments:
Interest income from financial instruments	(28,266)	(49,588)	(18,114)
Interest charges for lease liabilities	501	578	177
Other interests charges	3,758	5,623	3,851
Finance expense related to derivative financial instruments	19,462	28,013	17,074
Amortization of Intangible assets	15,511	10,816	6,891
Depreciation and disposals of Property, plant and equipment and right-of-use	1,884	1,409	1,256
Revenue reduction related to prepaid assets			567
Share-based payment expense, net of forfeitures	23,780	11,922	8,684
Net exchange differences	24,787	82,620	1,877
Fair value loss/(gain) on financial assets at FVPL	(37,416)	(78,640)	36
Other operating gain	4,736
Net Impairment loss/(gain) on financial assets	440	318	(42)
Inflation adjustment and other financial results	(17,063)	9,041
Adjustment for reconcile profit (loss) including profit (loss)	163,133	200,626	142,540
Changes in working capital
Increase in Trade and other receivables	(162,645)	(123,246)	(49,438)
Decrease / (Increase) in Other assets	5,427	45,007	(56,015)
Increase / (Decrease) in Trade and Other payables	(6,957)	194,619	130,714
Increase / (Decrease) in Tax Liabilities	(3,184)	(10,967)	(4,245)
Increase / (Decrease) in Provisions	138	(1,111)	(237)
Cash (used) / generated from operating activities	(4,088)	304,928	163,319
Income tax paid	(28,696)	(11,475)	(8,868)
Net cash (used) / generated from operating activities	(32,784)	293,453	154,451
Cash flows from investing activities
Acquisitions of Property, plant and equipment	(1,705)	(965)	(987)
Additions of Intangible assets	(20,942)	(17,260)	(11,365)
Acquisitions of financial asset at FVPL	(121,468)	(117,517)
Collections of financial assets at FVPL	108,097	1,487	(327)
Interest collected from financial instruments	28,266	49,588	17,649
Contingent Consideration Liability Paid			(665)
Payments for investments in other assets at FVPL	(10,000)
Net cash (used in) / generated investing activities	(17,752)	(84,667)	4,305
Cash flows from financing activities
Repurchase of shares	(101,067)	(97,929)	(2,021)
Share-options exercise paid	1,853	153	3,939
Net proceeds from financial liabilities	50,428		14,782
Repayment of borrowings			(19,967)
Interest payments on financial liabilities	(2,281)		(1,600)
Interest payments on lease liability	(501)	(578)	(177)
Principal payments on lease liability	(552)	(1,103)	(386)
Finance expense paid related to derivative financial instruments	(15,017)	(28,443)	(19,646)
Other finance expense paid	(1,450)	(5,971)	(2,251)
Net cash used in by financing activities	(68,587)	(133,871)	(27,327)
Net increase in cash flow	(119,123)	74,915	131,429
Cash and cash equivalents at the beginning of the year	536,160	468,092	336,197
Effects of exchange rate changes on inflation and cash and cash equivalents	8,135	(6,847)	466
Cash and cash equivalents at the end of the year	$ 425,172	$ 536,160	$ 468,092